Investments (Schedule Of Unrealized Investment Losses By Class Of Investment) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	$ 791,379	$ 2,226,987
Unrealized Loss Less Than Twelve Months	(52,565)	(70,464)
Fair Value Twelve Months or Longer	1,034,873	1,606,268
Unrealized Loss Twelve Months or Longer	(186,669)	(297,337)
Fair Value Total	1,826,252	3,833,255
Unrealized Loss Total	(239,234)	(367,801)
U.S. Government Direct, Guaranteed, And Government-Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	279	56,905
Unrealized Loss Less Than Twelve Months	(3)	(1,060)
Fair Value Twelve Months or Longer	34	0
Unrealized Loss Twelve Months or Longer	(1)	0
Fair Value Total	313	56,905
Unrealized Loss Total	(4)	(1,060)
States, Municipalities, And Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	0	685,754
Unrealized Loss Less Than Twelve Months	0	(26,734)
Fair Value Twelve Months or Longer	17,609	66,591
Unrealized Loss Twelve Months or Longer	(1,896)	(15,077)
Fair Value Total	17,609	752,345
Unrealized Loss Total	(1,896)	(41,811)
Foreign Governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	0	0
Unrealized Loss Less Than Twelve Months	0	0
Fair Value Twelve Months or Longer	0	0
Unrealized Loss Twelve Months or Longer	0	0
Fair Value Total	0	0
Unrealized Loss Total	0	0
Corporates [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	585,265	1,284,966
Unrealized Loss Less Than Twelve Months	(38,249)	(39,331)
Fair Value Twelve Months or Longer	612,338	862,820
Unrealized Loss Twelve Months or Longer	(99,659)	(170,818)
Fair Value Total	1,197,603	2,147,786
Unrealized Loss Total	(137,908)	(210,149)
Collateralized Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	0	0
Unrealized Loss Less Than Twelve Months	0	0
Fair Value Twelve Months or Longer	30,320	22,331
Unrealized Loss Twelve Months or Longer	(30,117)	(34,069)
Fair Value Total	30,320	22,331
Unrealized Loss Total	(30,117)	(34,069)
Other Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	0	0
Unrealized Loss Less Than Twelve Months	0	0
Fair Value Twelve Months or Longer	7,122	8,042
Unrealized Loss Twelve Months or Longer	(1,392)	(678)
Fair Value Total	7,122	8,042
Unrealized Loss Total	(1,392)	(678)
Redeemable Preferred Stocks [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	205,449	199,362
Unrealized Loss Less Than Twelve Months	(14,250)	(3,339)
Fair Value Twelve Months or Longer	367,450	646,454
Unrealized Loss Twelve Months or Longer	(53,604)	(76,626)
Fair Value Total	572,899	845,816
Unrealized Loss Total	(67,854)	(79,965)
Fixed Maturities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	790,993	2,226,987
Unrealized Loss Less Than Twelve Months	(52,502)	(70,464)
Fair Value Twelve Months or Longer	1,034,873	1,606,238
Unrealized Loss Twelve Months or Longer	(186,669)	(297,268)
Fair Value Total	1,825,866	3,833,225
Unrealized Loss Total	(239,171)	(367,732)
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than Twelve Months	386	0
Unrealized Loss Less Than Twelve Months	(63)	0
Fair Value Twelve Months or Longer	0	30
Unrealized Loss Twelve Months or Longer	0	(69)
Fair Value Total	386	30
Unrealized Loss Total	$ (63)	$ (69)